PARENT COMPANY (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Interest-earning deposits with subsidiary bank	$ 324	$ 192
Other assets	2,231	604
TOTAL ASSETS	287,576	273,341
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	802	3,728
Stockholders' equity	31,828	30,413	28,878	27,795
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	287,576	273,341
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,052	1,341
Investment in subsidiary bank	29,708	29,005
Other assets	80	73
TOTAL ASSETS	31,840	30,419
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	12	6
Stockholders' equity	31,828	30,413
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 31,840	$ 30,419